Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1 – NATURE OF OPERATIONS

HiTek Global Inc. (“HiTek Global”) was incorporated under the laws of the Cayman Islands on November 3, 2017 in anticipation of an initial public offering. HiTek Global, through its variable interest entity (“VIE”) and VIE’s subsidiaries (collectively, the “Company”) provides hardware sales, software sales, information technology (“IT”) maintenance services and tax devices and services in the People’s Republic of China (the “PRC”).

On November 20, 2017, HiTek Global formed its wholly-owned subsidiary, HiTek Hong Kong Limited (“HiTek HK”) in Hong Kong. On March 15, 2018, HiTek HK formed its wholly-owned subsidiary, Tian Dahai (Xiamen) Information Technology Co. Ltd. (“WFOE”) in PRC.

Xiamen Hengda HiTek Computer Network Co., Ltd. (“HiTek”), was established in January 1996 by Shenping Yin, Xiaoyang Huang (the spouse of Shenping Yin) and four other shareholders, who held 36.78%, 56.29% and 6.93% of its equity interests, respectively, in Xiamen, Fujian Province, PRC pursuant to PRC laws. HiTek Global entered into a series of contractual arrangements with HiTek which were effective in March 2018, and its equity holders through WFOE to obtain control and became the primary beneficiary of HiTek for accounting purposes.

In September 1999, Xiamen Huasheng HiTek Computer Network Co., Ltd (“Huasheng”), a wholly owned subsidiary of HiTek was incorporated under the laws of the PRC.

In September 2017, Huoerguosi Hengda Information Technology Co., Ltd (“Huoerguosi”), a wholly owned subsidiary of HiTek was established in XinJiang Province, PRC.

In April 2021, Xiamen Haitian Weilai Technology Co., Ltd. (“Haitian Weilai”), a wholly owned subsidiary of WFOE was incorporated under the laws of the PRC.

The Company’s current corporate structure is as follows:

As the abovementioned companies were under common control, the contractual arrangements between HiTek Global and HiTek in March 2018 constituted a reorganization under common control and were retroactively applied to the consolidated financial statements (“CFS”) at their historical amounts. The CFS are prepared as if the existing corporate structure had been in existence throughout all periods. This includes a retroactive presentation for all equity related disclosures, including share and per share data, which were revised to reflect the effects of the reorganization.

NOTE 1 – NATURE OF OPERATIONS

HiTek Global Inc. (“HiTek Global”) was incorporated under the laws of the Cayman Islands on November 3, 2017 in anticipation of an initial public offering. HiTek Global, through its variable interest entity (“VIE”) and VIE’s subsidiaries (collectively, the “Company”) provides hardware sales, software sales, information technology (“IT”) maintenance services and tax devices and services in the People’s Republic of China (the “PRC”).

On November 20, 2017, HiTek Global formed its wholly-owned subsidiary, HiTek Hong Kong Limited (“HiTek HK”) in Hong Kong. On March 15, 2018, HiTek HK formed its wholly-owned subsidiary, Tian Dahai (Xiamen) Information Technology Co. Ltd. (“WFOE”) in PRC.

Xiamen Hengda HiTek Computer Network Co., Ltd. (“HiTek”), was established in January 1996 by Shenping Yin, Xiaoyang Huang (the spouse of Shenping Yin) and nine other shareholders, who held 29.83%, 44.74% and 25.43% of its equity interests, respectively, in Xiamen, Fujian Province, PRC pursuant to PRC laws. HiTek Global entered into a series of contractual arrangements with HiTek which were effective in March 2018, and its equity holders through WFOE to obtain control and became the primary beneficiary of HiTek for accounting purposes.

In September 1999, Xiamen Huasheng HiTek Computer Network Co., Ltd (“Huasheng”), a wholly owned subsidiary of HiTek was incorporated under the laws of the PRC.

In September 2017, Huoerguosi Hengda Information Technology Co., Ltd (“Huoerguosi”), a wholly owned subsidiary of HiTek was established in XinJiang Province, PRC.

In April 2021, Xiamen Haitian Weilai Technology Co., Ltd. (“Haitian Weilai”), a wholly owned subsidiary of WFOE was incorporated under the laws of the PRC.

The Company’s current corporate structure is as follows:

As all the above mentioned companies presented were under common control, the series of contractual arrangements between HiTek Global and HiTek in March 2018 constituted a reorganization under common control and was retrospectively applied to the consolidated financial statements (“CFS”) at their historical amounts. The CFS are prepared as if the existing corporate structure had been in existence throughout all periods. This includes a retrospective presentation for all equity related disclosures, including share and per share, which have been revised to reflect the effects of the reorganization.